Share Based-Payment Reserves	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Share Based-payment Reserves
Share Based-Payment Reserves

Note 11. Share based-payment reserves

	Consolidated
	31 December 2024	30 June 2024
	A$	A$
Share based payment reserve	7,981,298	9,061,897

Share-based payments reserve

The reserve is used to recognize the value of equity benefits provided to employees and directors as part of their remuneration, and other parties as part of their compensation for services.

Movements in share-based payment reserves

Movements in each class of reserve during the current financial half-year are set out below:

	Consolidated

	31 December 2024	30 June 2024
Consolidated	A$	A$

Opening balance	9,061,897	8,726,228
Options expense in period (note 16)	(1,261,489)	798,798
Performance expense in period (note 16)	-	(463,129)
Broker Options (note 16)	180,890	-

	7,981,298	9,061,897

Note 15. Share Based-Payment Reserves

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Share-based payments reserve	9,061,897	8,726,228	7,309,323

Share-based payments reserve

The reserve is used to recognize the value of equity benefits provided to employees and directors as part of their remuneration, and other parties as part of their compensation for services.

Movements in reserves

Movements in each class of reserve during the financial years are set out below:

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Opening balance	8,726,228	7,309,323	6,733,118
Movement in reserve due to deconsolidation of Snow Lake Resources	-	-	(1,043,848)
Options expense in period (note 28)	798,798	1,116,829	1,457,000
Performance rights granted (note 28)	(463,129)	300,076	163,053

Closing balance	9,061,897	8,726,228	7,309,323